Operating Segments (Details) - Schedule of EBITDA for Each Segment - Segments [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 [1]
Operating Segments (Details) - Schedule of EBITDA for Each Segment [Line Items]
Engineering and construction	S/ 180,660	S/ (72,335)	S/ 47,295
Energy	236,332	184,199	173,664
Infrastructure	259,235	262,626	197,066
Real estate	54,646	137,671	36,912
Parent company and other entities	173,937	10,550	(34,450)
Intercompany eliminations	(174,991)	(78,639)	(42,891)
EBITDA	S/ 729,819	S/ 444,072	S/ 377,596

[1]	Does not include the effect of the discontinued operation of Adexus S.A. (note 35)